SEGMENT INFORMATION 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	$ 27,035	[1]	$ 26,707	[1]	$ 25,136	[1]
Assets. percentage geographical	100.00%		100.00%		100.00%
Revenues, geographical	10,557		9,647		10,036
Revenues, percentage geographical	100.00%		100.00%		100.00%
Entity-Wide Disclosure On Geographic Areas, United States [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	22,654	[1]	22,698	[1]	21,405	[1]
Assets. percentage geographical	84.00%		85.00%		85.00%
Revenues, geographical	8,478		7,711		8,521
Revenues, percentage geographical	80.00%		80.00%		85.00%
Entity-Wide Disclosure On Geographic Areas Mexico [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	2,597	[1]	2,219	[1]	2,189	[1]
Assets. percentage geographical	9.00%		8.00%		9.00%
Revenues, geographical	584		495		435
Revenues, percentage geographical	6.00%		5.00%		4.00%
Entity-Wide Disclosure On Geographic Areas, South America [Member]
Entity-Wide Disclosure On Geographic Areas [Line Items]
Assets, geographical	1,784	[1]	1,790	[1]	1,542	[1]
Assets. percentage geographical	7.00%		7.00%		6.00%
Revenues, geographical	$ 1,495		$ 1,441		$ 1,080
Revenues, percentage geographical	14.00%		15.00%		11.00%

[1]	Includes net property, plant and equipment and investments.